Overview and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Overview and Summary of Significant Accounting Policies	OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
IPALCO is a holding company incorporated under the laws of the state of Indiana. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments (82.35%) and CDPQ (17.65%). AES U.S. Investments is owned by AES U.S. Holdings, LLC (85%) and CDPQ (15%). IPALCO owns all of the outstanding common stock of IPL. Substantially all of IPALCO’s business consists of generating, transmitting, distributing and selling of electric energy conducted through its principal subsidiary, IPL. IPL was incorporated under the laws of the state of Indiana in 1926. IPL has approximately 512,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana, with the most distant point being approximately forty miles from Indianapolis. IPL has an exclusive right to provide electric service to those customers. IPL owns and operates four generating stations all within the state of Indiana. Our largest generating station, Petersburg, is coal-fired, and IPL has plans to retire approximately 630 MW of coal-fired generation at Petersburg Units 1 and 2 in 2021 and 2023, respectively (for further discussion, see Note 2, "Regulatory Matters - IRP Filing"). The second largest station, Harding Street, uses natural gas and fuel oil to power combustion turbines. In addition, IPL operates a 20 MW battery energy storage unit at this location, which provides frequency response. The third station, Eagle Valley, is a CCGT natural gas plant. IPL took operational control and commenced commercial operations of this CCGT plant in April 2018. The fourth station, Georgetown, is a small peaking station that uses natural gas to power combustion turbines. As of December 31, 2020, IPL’s net electric generation capacity for winter is 3,705 MW and net summer capacity is 3,560 MW.

IPALCO’s other direct subsidiary is Mid-America. Mid-America is the holding company for IPALCO’s unregulated activities, which have not been material to the financial statements in the periods covered by this report. IPALCO’s regulated business is conducted through IPL. IPALCO has two business segments: utility and nonutility. The utility segment consists of the operations of IPL and everything else is included in the nonutility segment.

Principles of Consolidation

IPALCO’s consolidated financial statements are prepared in accordance with GAAP and in conjunction with the rules and regulations of the SEC. The consolidated financial statements include the accounts of IPALCO, its regulated utility subsidiary, IPL, and its unregulated subsidiary, Mid-America. All intercompany items have been eliminated in consolidation. Certain costs for shared resources amongst IPL and IPALCO, such as labor and benefits, are allocated to each entity based on allocation methodologies that management believes to be reasonable. We have evaluated subsequent events through the date this report is issued.

Use of Management Estimates

The preparation of financial statements in conformity with GAAP requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

Regulatory Accounting

The retail utility operations of IPL are subject to the jurisdiction of the IURC. IPL’s wholesale power transactions are subject to the jurisdiction of the FERC. These agencies regulate IPL’s utility business operations, tariffs, accounting, depreciation allowances, services, issuances of securities and the sale and acquisition of utility properties. The financial statements of IPL are based on GAAP, including the provisions of FASB ASC 980 “Regulated Operations,” which gives recognition to the ratemaking and accounting practices of these agencies. See also Note 2, “Regulatory Matters - Regulatory Assets and Liabilities” for a discussion of specific regulatory assets and liabilities.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid short-term investments with original maturities of three months or less are considered cash equivalents. Restricted cash includes cash which is restricted as to withdrawal or usage. The nature of the restrictions includes restrictions imposed by agreements related to deposits held as collateral. The following table provides a summary of cash, cash equivalents and restricted cash amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$20,502	$48,152
Restricted cash	6,120	400
Total cash, cash equivalents and restricted cash	$26,622	$48,552

Revenues and Accounts Receivable

Revenues related to the sale of energy are generally recognized when service is rendered or energy is delivered to customers. However, the determination of the energy sales to individual customers is based on the reading of their meters, which occurs on a systematic basis throughout the month. At the end of each month, amounts of energy delivered to certain customers since the date of the last meter reading are estimated and the corresponding unbilled revenue is accrued. In making its estimates of unbilled revenue, IPL uses complex models that consider various factors including daily generation volumes; known amounts of energy usage by nearly all residential, commercial and industrial customers; estimated line losses; and estimated customer rates based on prior period billings. Given the use of these models, and that customers are billed on a monthly cycle, we believe it is unlikely that materially different results will occur in future periods when revenue is billed. An allowance for potential credit losses is maintained and amounts are written off when normal collection efforts have been exhausted. Our provision for expected credit losses included in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations was $4.8 million, $4.3 million and $5.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.

IPL’s basic rates include a provision for fuel costs as established in IPL’s most recent rate proceeding, which last adjusted IPL’s rates in December 2018. IPL is permitted to recover actual costs of purchased power and fuel consumed, subject to certain restrictions. This is accomplished through quarterly FAC proceedings, in which IPL estimates the amount of fuel and purchased power costs in future periods. Through these proceedings, IPL is also permitted to recover, in future rates, underestimated fuel and purchased power costs from prior periods, subject to certain restrictions, and therefore the over or underestimated costs are deferred or accrued and amortized into fuel expense in the same period that IPL’s rates are adjusted. See also Note 2, “Regulatory Matters” for a discussion of other costs that IPL is permitted to recover through periodic rate adjustment proceedings and the status of current rate adjustment proceedings.

In addition, we are one of many transmission system owner members of MISO, a regional transmission organization which maintains functional control over the combined transmission systems of its members and manages one of the largest energy markets in the U.S. See Note 13, "Revenue" for additional information of MISO sales and other revenue streams.
The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Accounts receivable, net
Customer receivables	$91,335	$90,747
Unbilled revenue	72,334	65,822
Amounts due from related parties	490	2,717
Other	4,189	2,725
Provision for uncollectible accounts	(3,155)	(921)
Total accounts receivable, net	$165,193	$161,090

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the year ended December 31, 2020 (in Thousands):

	Beginning Allowance Balance at January 1, 2020	Current Period Provision	Write-offs Charged Against Allowances	Recoveries Collected	Ending Allowance Balance at December 31, 2020
Allowance for credit losses	$921	$5,861	$(5,473)	$1,846	$3,155

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions are expected to impact collectability, as applicable, including the economic impacts of the COVID-19 pandemic on our receivable balance as of December 31, 2020. Amounts are written off when reasonable collections efforts have been exhausted. An Executive Order issued by the Governor of Indiana on March 19, 2020 and extended by the IURC prohibited electric utilities, including us, from discontinuing electric utility service to customers through August 14, 2020 due to the economic impacts of COVID-19. This order along with the economic impacts of COVID-19 has resulted in an increase in past due customer receivable balances, and thus the current period provision and the allowance for credit losses has increased during 2020. Please see additional discussion in Note 2, "Regulatory Matters - IURC COVID-19 Order” and Note 15, "Risks and Uncertainties - COVID-19 Pandemic."

Inventories

We maintain coal, fuel oil, materials and supplies inventories for use in the production of electricity. These inventories are accounted for at the lower of cost or net realizable value, using the average cost. The following table summarizes our inventories balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Inventories
Fuel	$36,953	$26,907
Materials and supplies, net	58,553	56,662
Total inventories	$95,506	$83,569

Property, Plant and Equipment

Property, plant and equipment is stated at original cost as defined for regulatory purposes. The cost of additions to property, plant and equipment and replacements of retirement units of property are charged to plant accounts. Units of property replaced or abandoned in the ordinary course of business are retired from the plant accounts at cost; such amounts, less salvage, are charged to accumulated depreciation. Depreciation is computed by the straight-line method based on functional rates approved by the IURC and averaged 3.7%, 3.7%, and 4.2% during 2020, 2019 and 2018, respectively. Depreciation expense was $232.8 million, $228.2 million, and $235.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. "Depreciation and amortization" expense on the accompanying Consolidated Statements of Operations is presented net of regulatory deferrals of depreciation expense and also includes amortization of intangible assets and amortization of previously deferred regulatory costs.

Allowance For Funds Used During Construction

In accordance with the Uniform System of Accounts prescribed by FERC, IPL capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. IPL capitalized amounts using pretax composite rates of 6.9%, 6.9% and 6.4% during 2020, 2019 and 2018, respectively.

Impairment of Long-lived Assets

GAAP requires that we test long-lived assets for impairment when indicators of impairment exist. If an asset is deemed to be impaired, we are required to write down the asset to its fair value with a charge to current earnings. The net book value of our property, plant, and equipment was $4.1 billion as of December 31, 2020 and 2019. In December 2020, IPL reclassified net property, plant and equipment of $74.5 million associated with the probable Petersburg Unit 1 retirement to long-term regulatory assets (for further discussion, see Note 2, “Regulatory Matters - IRP Filing” and Note 3, "Property, Plant and Equipment"). We do not believe any of these assets are currently impaired. In making this assessment, we consider such factors as: the overall condition and generating and distribution capacity of the assets; the expected ability to recover additional expenditures in the assets; the anticipated demand and relative pricing of retail electricity in our service territory and wholesale electricity in the region; and the cost of fuel.

Intangible Assets

Intangible assets primarily include capitalized software of $144.5 million and $139.6 million and its corresponding accumulated amortization of $85.3 million and $74.7 million, as of December 31, 2020 and 2019, respectively. Amortization expense was $10.6 million, $7.5 million and $5.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. The estimated amortization expense of this capitalized software is approximately $59.0 million over the next 5 years ($11.8 million in 2021, $11.8 million in 2022, $11.8 million in 2023, $11.8 million in 2024 and $11.8 million in 2025).

Implementation Costs Related to Software as a Service

IPALCO has recorded prepayments for implementation costs related to software as a service in support of utility customer services of $8.8 million as of December 31, 2020, which are recorded within "Other non-current assets" on the accompanying Consolidated Balance Sheets.

Contingencies

IPALCO accrues for loss contingencies when the amount of the loss is probable and estimable. We are subject to various environmental regulations and are involved in certain legal proceedings. If IPL’s actual environmental and/or legal obligations are different from our estimates, the recognition of the actual amounts may have a material impact on our results of operations, financial condition and cash flows; although that has not been the case during the periods covered by this report. As of December 31, 2020 and 2019, total loss contingencies accrued were $15.4 million and $4.5 million, respectively, which were included in “Accrued and Other Current Liabilities” and "Other Non-Current Liabilities", respectively, on the accompanying Consolidated Balance Sheets.

Concentrations of Risk

Substantially all of IPL’s customers are located within the Indianapolis area. Approximately 69% of IPL’s employees are covered by collective bargaining agreements in two bargaining units: a physical unit and a clerical-technical unit. IPL’s contract with the physical unit expires on December 6, 2021, and the contract with the clerical-technical unit expires February 13, 2023. Additionally, IPL has long-term coal contracts with two suppliers, and substantially all of the coal is currently mined in the state of Indiana.
Financial Derivatives

All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Changes in the fair value are recorded in earnings unless the derivative is designated as a cash flow hedge of a forecasted transaction or it qualifies for the normal purchases and sales exception.

IPL has contracts involving the physical delivery of energy and fuel. Because these contracts qualify for the normal purchases and normal sales scope exception in ASC 815, IPL has elected to account for them as accrual contracts, which are not adjusted for changes in fair value.

Additionally, we use interest rate hedges to manage the interest rate risk of our variable rate debt. We use cash flow hedge accounting when the hedge or a portion of the hedge is deemed to be highly effective, which results in changes in the fair value being recorded within accumulated other comprehensive income, a component of shareholders' equity. We have elected not to offset net derivative positions in the Financial Statements. Accordingly, we do not offset such derivative positions against the fair value of amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements. See Note 5, “Derivative Instruments and Hedging Activities” for additional information.

Accumulated Other Comprehensive Income / (Loss)

The amounts reclassified out of Accumulated Other Comprehensive Loss by component during the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands):

Details about Accumulated Other Comprehensive Loss components	Affected line item in the Condensed Consolidated Statements of Operations	For the Years Ended December 31,
		2020	2019	2018
Gains and losses on cash flow hedges (Note 5):	Interest expense	$(5,422)	$—	$—
	Income tax expense	1,313	—	—
Total reclassifications for the period, net of income taxes		$(4,109)	$—	$—

The changes in the components of Accumulated Other Comprehensive Income/(Loss) during the years ended December 31, 2020, 2019, and 2018 are as follows (in thousands):

	For the Years Ended December 31,
	2020	2019	2018
Gains and losses on cash flow hedges (Note 5):
Balance at January 1	$(19,750)	$—	$—
Other comprehensive loss before reclassifications	(27,779)	(19,750)	—
Amounts reclassified from AOCI to earnings	4,109	—	—
Balance at December 31	$(43,420)	$(19,750)	$—

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases. The Company establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The Company’s tax positions are evaluated under a more likely than not recognition threshold and measurement analysis before they are recognized for financial statement reporting.
Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid within one year. The Company’s policy for interest and penalties is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.
Income tax assets or liabilities, which are included in allowable costs for ratemaking purposes in future years, are recorded as regulatory assets or liabilities with a corresponding deferred tax liability or asset. Investment tax credits that reduced federal income taxes in the years they arose have been deferred and are being amortized to income over the useful lives of the properties in accordance with regulatory treatment. See Note 2, "Regulatory Matters" for additional information.

IPALCO and its subsidiaries file U.S. federal income tax returns as part of the consolidated U.S. income tax return filed by AES. The consolidated tax liability is allocated to each subsidiary based on the separate return method which is specified in our tax allocation agreement and which provides a consistent, systematic and rational approach. See Note 8, "Income Taxes" for additional information.

Pension and Postretirement Benefits

We recognize in our Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current-year changes in the funded status, that would otherwise be recognized in AOCI, recorded as a regulatory asset as this can be recovered through future rates. All plan assets are recorded at fair value. We follow the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.

We account for and disclose pension and postretirement benefits in accordance with the provisions of GAAP relating to the accounting for pension and other postretirement plans. These GAAP provisions require the use of assumptions, such as the discount rate for liabilities and long-term rate of return on assets, in determining the obligations, annual cost and funding requirements of the plans. Consistent with the requirements of ASC 715, we apply a disaggregated discount rate approach for determining service cost and interest cost for our defined benefit pension plans and postretirement plans.
See Note 9, "Benefit Plans" for more information.
Repair and Maintenance Costs

Repair and maintenance costs are expensed as incurred.

Per Share Data

IPALCO is owned by AES U.S. Investments and CDPQ. IPALCO does not report earnings on a per-share basis.

New Accounting Pronouncements Adopted in 2020

The following table provides a brief description of recent accounting pronouncements that had an impact on the Company’s Financial Statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or did not have a material impact on the Company’s Financial Statements.

New Accounting Standards Adopted
ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
2016-13, 2018-19, 2019-04, 2019-05, 2019-10, 2019-11, 2020-02, 2020-03, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	See discussion of the ASU below.	January 1, 2020	See impact upon adoption of the standard below.

ASC 326 - Financial Instruments - Credit Losses

On January 1, 2020, the Company adopted ASC 326 Financial Instruments - Credit Losses and its subsequent corresponding updates ("ASC 326"). The new standard updates the impairment model for financial assets measured at amortized cost, known as the Current Expected Credit Loss ("CECL") model. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities are required to use a new forward-looking "expected loss" model that generally results in the earlier recognition of an allowance for credit losses. For available-for-sale debt securities with unrealized losses, entities measure credit losses as it was done under previous GAAP, except that unrealized losses due to credit-related factors are now recognized as an allowance on the balance sheet with a corresponding adjustment to earnings in the income statement.
The Company applied the modified retrospective method of adoption for ASC 326. Under this transition method, the Company applied the transition provisions starting at the date of adoption. The CECL model primarily impacts the calculation of the Company's expected credit losses in gross customer trade accounts receivable. The adoption of ASC 326 and the application of CECL on our trade accounts receivable did not have a material impact on our Financial Statements.

New Accounting Pronouncements Issued But Not Yet Effective

The following table provides a brief description of recent accounting pronouncements that could have a material impact on the Company’s Financial Statements once adopted. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on the Company’s Financial Statements.

New Accounting Standards Issued But Not Yet Effective
ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
2020-04 and 2021-01, Reference Rate Form (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting	The amendments in these updates provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference to LIBOR or another reference rate expected to be discontinued by reference rate reform, and clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. These amendments are effective for a limited period of time (March 12, 2020 - December 21, 2022).
		March 12, 2020 - December 31, 2022	The Company is currently evaluating the impact of adopting the standard on the Financial Statements.

Indianapolis Power And Light Company
Entity Information [Line Items]
Overview and Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IPL was incorporated under the laws of the state of Indiana in 1926. All of the outstanding common stock of IPL is owned by IPALCO. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments and CDPQ. AES U.S. Investments is owned by AES (85%) and CDPQ (15%). IPL is engaged primarily in generating, transmitting, distributing and selling of electric energy to approximately 512,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana, with the most distant point being approximately forty miles from Indianapolis. IPL has an exclusive right to provide electric service to those customers. IPL owns and operates four generating stations all within the state of Indiana. Our largest generating station, Petersburg, is coal-fired, and IPL has plans to retire approximately 630 MW of coal-fired generation at Petersburg Units 1 and 2 in 2021 and 2023, respectively (for further discussion, see Note 2, "Regulatory Matters - IRP Filing"). The second largest station, Harding Street, uses natural gas and fuel oil to power combustion turbines. In addition, IPL operates a 20 MW battery energy storage unit at this location, which provides frequency response. The third station, Eagle Valley, is a CCGT natural gas plant. IPL took operational control and commenced commercial operations of this CCGT plant in April 2018. The fourth station, Georgetown, is a small peaking station that uses natural gas to power combustion turbines. As of December 31, 2020, IPL’s net electric generation capacity for winter is 3,705 MW and net summer capacity is 3,560 MW.

Principles of Consolidation

IPL’s consolidated financial statements are prepared in accordance with GAAP and in conjunction with the rules and regulations of the SEC. The consolidated financial statements include the accounts of IPL and its unregulated subsidiary, IPL Funding Corporation, which was dissolved in 2018 and was immaterial to the consolidated financial statements in the periods covered by this report. All intercompany items have been eliminated in consolidation. Certain costs for shared resources amongst IPL and IPALCO, such as labor and benefits, are allocated to each entity based on allocation methodologies that management believes to be reasonable. We have evaluated subsequent events through the date this report is issued.

Use of Management Estimates

The preparation of financial statements in conformity with GAAP requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

Regulatory Accounting

The retail utility operations of IPL are subject to the jurisdiction of the IURC. IPL’s wholesale power transactions are subject to the jurisdiction of the FERC. These agencies regulate IPL’s utility business operations, tariffs, accounting, depreciation allowances, services, issuances of securities and the sale and acquisition of utility properties. The financial statements of IPL are based on GAAP, including the provisions of FASB ASC 980 “Regulated Operations,” which gives recognition to the ratemaking and accounting practices of these agencies. See also Note 2, “Regulatory Matters - Regulatory Assets and Liabilities” for a discussion of specific regulatory assets and liabilities.
Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid short-term investments with original maturities of three months or less are considered cash equivalents. Restricted cash includes cash which is restricted as to withdrawal or usage. The nature of the restrictions includes restrictions imposed by agreements related to deposits held as collateral. The following table provides a summary of cash, cash equivalents and restricted cash amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$17,946	$42,189
Restricted cash	5	400
Total cash, cash equivalents and restricted cash	$17,951	$42,589

Revenues and Accounts Receivable

Revenues related to the sale of energy are generally recognized when service is rendered or energy is delivered to customers. However, the determination of the energy sales to individual customers is based on the reading of their meters, which occurs on a systematic basis throughout the month. At the end of each month, amounts of energy delivered to certain customers since the date of the last meter reading are estimated and the corresponding unbilled revenue is accrued. In making its estimates of unbilled revenue, IPL uses complex models that consider various factors including daily generation volumes; known amounts of energy usage by nearly all residential, commercial and industrial customers; estimated line losses; and estimated customer rates based on prior period billings. Given the use of these models, and that customers are billed on a monthly cycle, we believe it is unlikely that materially different results will occur in future periods when revenue is billed. An allowance for potential credit losses is maintained and amounts are written off when normal collection efforts have been exhausted. IPL’s provision for expected credit losses included in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations was $4.8 million, $4.3 million and $5.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.

IPL’s basic rates include a provision for fuel costs as established in IPL’s most recent rate proceeding, which last adjusted IPL’s rates in December 2018. IPL is permitted to recover actual costs of purchased power and fuel consumed, subject to certain restrictions. This is accomplished through quarterly FAC proceedings, in which IPL estimates the amount of fuel and purchased power costs in future periods. Through these proceedings, IPL is also permitted to recover, in future rates, underestimated fuel and purchased power costs from prior periods, subject to certain restrictions, and therefore the over or underestimated costs are deferred or accrued and amortized into fuel expense in the same period that IPL’s rates are adjusted. See also Note 2, “Regulatory Matters” for a discussion of other costs that IPL is permitted to recover through periodic rate adjustment proceedings and the status of current rate adjustment proceedings.

In addition, IPL is one of many transmission system owner members of MISO, a regional transmission organization which maintains functional control over the combined transmission systems of its members and manages one of the largest energy markets in the U.S. See Note 13, "Revenue" for additional information of MISO sales and other revenue streams.
The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Accounts receivable, net
Customer receivables	$91,335	$90,747
Unbilled revenue	72,334	65,822
Amounts due from related parties	734	2,992
Other	4,187	2,725
Provision for uncollectible accounts	(3,155)	(921)
Total accounts receivable, net	$165,435	$161,365

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the year ended December 31, 2020 (in Thousands):

	Beginning Allowance Balance at January 1, 2020	Current Period Provision	Write-offs Charged Against Allowances	Recoveries Collected	Ending Allowance Balance at December 31, 2020
Allowance for credit losses	$921	$5,861	$(5,473)	$1,846	$3,155

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions are expected to impact collectability, as applicable, including the economic impacts of the COVID-19 pandemic on our receivable balance as of December 31, 2020. Amounts are written off when reasonable collections efforts have been exhausted. An Executive Order issued by the Governor of Indiana on March 19, 2020 and extended by the IURC prohibited electric utilities, including us, from discontinuing electric utility service to customers through August 14, 2020 due to the economic impacts of COVID-19. This order along with the economic impacts of COVID-19 has resulted in an increase in past due customer receivable balances, and thus the current period provision and the allowance for credit losses has increased during 2020. Please see additional discussion in Note 2, "Regulatory Matters - IURC COVID-19 Order” and Note 15, "Risks and Uncertainties - COVID-19 Pandemic."

Inventories

IPL maintains coal, fuel oil, materials and supplies inventories for use in the production of electricity. These inventories are accounted for at the lower of cost or net realizable value, using the average cost. The following table summarizes our inventories balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Inventories
Fuel	$36,953	$26,907
Materials and supplies, net	58,553	56,662
Total inventories	$95,506	$83,569

Property, Plant and Equipment

Property, plant and equipment is stated at original cost as defined for regulatory purposes. The cost of additions to property, plant and equipment and replacements of retirement units of property are charged to plant accounts. Units of property replaced or abandoned in the ordinary course of business are retired from the plant accounts at cost; such amounts, less salvage, are charged to accumulated depreciation. Depreciation is computed by the straight-line method based on functional rates approved by the IURC and averaged 3.7%, 3.7%, and 4.2% during 2020, 2019 and 2018, respectively. Depreciation expense was $232.8 million, $228.2 million, and $235.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. "Depreciation and amortization" expense on the accompanying Consolidated Statements of Operations is presented net of regulatory deferrals of depreciation expense and also includes amortization of intangible assets and amortization of previously deferred regulatory costs.

Allowance For Funds Used During Construction

In accordance with the Uniform System of Accounts prescribed by FERC, IPL capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. IPL capitalized amounts using pretax composite rates of 6.9%, 6.9% and 6.4% during 2020, 2019 and 2018, respectively.

Impairment of Long-lived Assets

GAAP requires that IPL test long-lived assets for impairment when indicators of impairment exist. If an asset is deemed to be impaired, IPL is required to write down the asset to its fair value with a charge to current earnings. The net book value of IPL’s property, plant, and equipment was $4.1 billion as of December 31, 2020 and 2019. In December 2020, IPL reclassified net property, plant and equipment of $74.5 million associated with the probable Petersburg Unit 1 retirement to long-term regulatory assets (for further discussion, see Note 2, “Regulatory Matters - IRP Filing” and Note 3, "Property, Plant and Equipment"). IPL does not believe any of these assets are currently impaired. In making this assessment, IPL considers such factors as: the overall condition and generating and distribution capacity of the assets; the expected ability to recover additional expenditures in the assets; the anticipated demand and relative pricing of retail electricity in its service territory and wholesale electricity in the region; and the cost of fuel.

Intangible Assets

Intangible assets primarily include capitalized software of $144.5 million and $139.6 million and its corresponding accumulated amortization of $85.3 million and $74.7 million, as of December 31, 2020 and 2019, respectively. Amortization expense was $10.6 million, $7.5 million and $5.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. The estimated amortization expense of this capitalized software is approximately $59.0 million over the next 5 years ($11.8 million in 2021, $11.8 million in 2022, $11.8 million in 2023, $11.8 million in 2024 and $11.8 million in 2025).

Implementation Costs Related to Software as a Service

IPL has recorded prepayments for implementation costs related to software as a service in support of utility customer services of $8.8 million as of December 31, 2020, which are recorded within "Other non-current assets" on the accompanying Consolidated Balance Sheets.

Contingencies

IPL accrues for loss contingencies when the amount of the loss is probable and estimable. IPL is subject to various environmental regulations and is involved in certain legal proceedings. If IPL’s actual environmental and/or legal obligations are different from our estimates, the recognition of the actual amounts may have a material impact on our results of operations, financial condition and cash flows; although that has not been the case during the periods covered by this report. As of December 31, 2020 and 2019, total loss contingencies accrued were $15.4 million and $4.5 million, respectively, which were included in “Accrued and Other Current Liabilities” and "Other Non-Current Liabilities", respectively, on the accompanying Consolidated Balance Sheets.

Concentrations of Risk

Substantially all of IPL’s customers are located within the Indianapolis area. Approximately 69% of IPL’s employees are covered by collective bargaining agreements in two bargaining units: a physical unit and a clerical-technical unit. IPL’s contract with the physical unit expires on December 6, 2021, and the contract with the clerical-technical unit expires February 13, 2023. Additionally, IPL has long-term coal contracts with two suppliers, and substantially all of the coal is currently mined in the state of Indiana.
Financial Derivatives

All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Changes in the fair value are recorded in earnings unless the derivative is designated as a cash flow hedge of a forecasted transaction or it qualifies for the normal purchases and sales exception.

IPL has contracts involving the physical delivery of energy and fuel. Because these contracts qualify for the normal purchases and normal sales scope exception in ASC 815, IPL has elected to account for them as accrual contracts, which are not adjusted for changes in fair value.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases. IPL establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. IPL’s tax positions are evaluated under a more likely than not recognition threshold and measurement analysis before they are recognized for financial statement reporting.
Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid within one year. IPL’s policy for interest and penalties is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.
Income tax assets or liabilities which are included in allowable costs for ratemaking purposes in future years are recorded as regulatory assets or liabilities with a corresponding deferred tax liability or asset. Investment tax credits that reduced federal income taxes in the years they arose have been deferred and are being amortized to income over the useful lives of the properties in accordance with regulatory treatment. See Note 2, "Regulatory Matters" for additional information.

IPL and its subsidiary file U.S. federal income tax returns as part of the consolidated U.S. income tax return filed by AES. The consolidated tax liability is allocated to each subsidiary based on the separate return method which is specified in our tax allocation agreement and which provides a consistent, systematic and rational approach. See Note 8, "Income Taxes" for additional information.

Pension and Postretirement Benefits

IPL recognizes in its Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current-year changes in the funded status, that would otherwise be recognized in AOCI, recorded as a regulatory asset as this can be recovered through future rates. All plan assets are recorded at fair value. IPL follows the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.

IPL accounts for and discloses pension and postretirement benefits in accordance with the provisions of GAAP relating to the accounting for pension and other postretirement plans. These GAAP provisions require the use of assumptions, such as the discount rate for liabilities and long-term rate of return on assets, in determining the obligations, annual cost and funding requirements of the plans. Consistent with the requirements of ASC 715, IPL applies a disaggregated discount rate approach for determining service cost and interest cost for its defined benefit pension plans and postretirement plans.
See Note 9, "Benefit Plans" for more information.
Repair and Maintenance Costs

Repair and maintenance costs are expensed as incurred.

Per Share Data

IPALCO owns all of the outstanding common stock of IPL. IPL does not report earnings on a per-share basis.
New Accounting Pronouncements Adopted in 2020

The following table provides a brief description of recent accounting pronouncements that had an impact on the Company’s Financial Statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or did not have a material impact on the Company’s Financial Statements.

New Accounting Standards Adopted
ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
2016-13, 2018-19, 2019-04, 2019-05, 2019-10, 2019-11, 2020-02, 2020-03, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	See discussion of the ASU below.	January 1, 2020	See impact upon adoption of the standard below.

ASC 326 - Financial Instruments - Credit Losses

On January 1, 2020, the Company adopted ASC 326 Financial Instruments - Credit Losses and its subsequent corresponding updates ("ASC 326"). The new standard updates the impairment model for financial assets measured at amortized cost, known as the Current Expected Credit Loss ("CECL") model. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities are required to use a new forward-looking "expected loss" model that generally results in the earlier recognition of an allowance for credit losses. For available-for-sale debt securities with unrealized losses, entities measure credit losses as it was done under previous GAAP, except that unrealized losses due to credit-related factors are now recognized as an allowance on the balance sheet with a corresponding adjustment to earnings in the income statement.

The Company applied the modified retrospective method of adoption for ASC 326. Under this transition method, the Company applied the transition provisions starting at the date of adoption. The CECL model primarily impacts the calculation of the Company's expected credit losses in gross customer trade accounts receivable. The adoption of ASC 326 and the application of CECL on our trade accounts receivable did not have a material impact on IPL's Financial Statements.

New Accounting Pronouncements Issued But Not Yet Effective

The following table provides a brief description of recent accounting pronouncements that could have a material impact on the Company’s Financial Statements once adopted. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on the Company’s Financial Statements.

New Accounting Standards Issued But Not Yet Effective
ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
2020-04 and 2021-01, Reference Rate Form (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting	The amendments in these updates provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference to LIBOR or another reference rate expected to be discontinued by reference rate reform, and clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. These amendments are effective for a limited period of time (March 12, 2020 - December 21, 2022).	March 12, 2020 - December 31, 2022	The Company is currently evaluating the impact of adopting the standard on the Financial Statements.